Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Equipment

NOTE 3 EQUIPMENT

At March 31, 2021 and December 31, 2020, property and equipment, net, is as follows:

	March 31, 2021	December 31, 2020
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(148,409)	(141,743)
Total Property and Equipment, net	$82,579	$89,247

Depreciation expense for the years ended March 31, 2021 and 2020, was $6,668 and $7,379, respectively.

NOTE 3 EQUIPMENT

At December 31, 2020 and December 31, 2019, property and equipment, net, is as follows:

	December 31, 2020	December 31, 2019
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(141,743)	(113,669)
Total Property and Equipment, net	$89,247	$117,321

Depreciation expense for the years ended December 31, 2020 and 2019, was $28,074 and $30,781, respectively.